Property, plant and equipment (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 61,564	$ 83,195	$ 81,157	$ 119,667	$ 161,712	$ 146,709